Income Taxes - Components of provision for income taxes (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Taxes currently payable
Federal									$ 1,286,506	$ 916,248
State									366,935	314,017
Deferred income taxes									446,854	(142,607)
Income tax expense	$ 1,231,888	$ 285,297	$ 306,962	$ 276,148	$ 233,278	$ 267,287	$ 277,732	$ 309,361	$ 2,100,295	$ 1,087,658